Cover	Feb. 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40570
Entity Registrant Name	Frontier Investment Corp
Entity Central Index Key	0001855693
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309, Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	1104
City Area Code	302
Local Phone Number	351-3367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share And Onethird Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	FICVU
Security Exchange Name	NASDAQ
Class Ordinary Share Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	FICV
Security Exchange Name	NASDAQ
Warrant Each Whole Warrant Exercisable For One Class Ordinary Share For 11. 50 Per Share [Member]
Title of 12(b) Security	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	FICVW
Security Exchange Name	NASDAQ